Note 4 - Loans and Related Allowance for Loan Losses - Past Due Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans, current balance	$ 605,703	$ 529,146
Loans, past due	3,437	4,564
Loans, total	609,140	533,710
Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	2,018	1,912
Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	219	121
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	1,200	2,531
Commercial And Industrial [Member]
Loans, current balance	60,407	41,544
Loans, past due	223	992
Loans, total	60,630	42,536
Commercial And Industrial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	17	225
Commercial And Industrial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	2	26
Commercial And Industrial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	204	741
Real Estate Construction Porfolio Segment [Member]
Loans, current balance	23,709	22,137
Loans, past due	0	0
Loans, total	23,709	22,137
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	0	0
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	0	0
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	0	0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, current balance	268,041	229,725
Loans, past due	2,789	2,753
Loans, total	270,830	232,478
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, current balance	249,081	230,903
Loans, past due	409	798
Loans, total	249,490	231,701
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	1,909	1,482
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	92	189
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	207	92
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	673	1,179
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	317	609
Consumer Portfolio Segment [Member]
Loans, current balance	4,465	4,837
Loans, past due	16	21
Loans, total	4,481	4,858
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due		16
Consumer Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	10	3
Consumer Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	$ 6	$ 2